FINANCIAL INSTRUMENTS (Details) $ in Thousands	3 Months Ended
	Sep. 30, 2017	Dec. 31, 2017 USD ($)	Sep. 12, 2017 subsidiary Rate	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Financial instruments (short-term): at fair value		$ 503		$ 39,309
Liabilities		48,618		61,456
Financial instruments (short-term): at fair value		108		110
Assets		8,347		6,042
Loans to related parties which are associates		314,000		330,087
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		248		0
Liabilities		5,109		10,134
Financial instruments (short-term): at fair value		108		110
Assets		5,136		4,540
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		255		0
Liabilities		553		1,388
Assets		3,211		1,502
Cross Currency Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		0		37,101
Liabilities		36,120		41,716
Cross Currency Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Financial instruments (short-term): at fair value		0		2,208
Liabilities		6,836		8,218
Seadrill [Member]
Derivative [Line Items]
Agreed Proportion of temporary reduction to daily charter rate | Rate			29.00%
Agreed Temporary Reduction in Daily Time Charter Rates, Period	5 years
Agreed Period of Charter Extension following Amendments	13 months
Number of drilling rigs owned by wholly-owned subsidiaries account for using the equity method | subsidiary			3
Agreed period of extension to bank loan term	4 years
Financial Guarantee [Member]
Derivative [Line Items]
Guarantor Obligations, Current Carrying Value		235,000		240,000
Seadrill [Member]
Derivative [Line Items]
Loans to related parties which are associates		$ 317,800		$ 330,700